As filed with the Securities and Exchange Commission on October 15, 2019

File No. 333-225560

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)
Touchstone Strategic Trust
(Exact Name of Registrant as Specified in Charter)

(800) 638-8194
(Area Code and Telephone Number)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

EXPLANATORY NOTE
The Proxy Statement/Prospectus and Statement of Additional Information, each dated July 11, 2018 and in the form filed on July 13, 2018 pursuant to Rule 497(b) under the Securities Act of 1933, as amended (File No. 333-225560), constitute Part A and Part B of this Post-Effective Amendment No. 1 and are incorporated herein by reference.
This amendment is being filed for the purpose of filing the executed tax opinion of Vedder Price P.C. supporting the tax matters discussed in the Proxy Statement/Prospectus as Exhibit (12) to Part C of the Registration Statement.
PART C
OTHER INFORMATION
Item 15. Indemnification
(a) Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
Section 6.4 Indemnification of Trustees, Officers, etc.
The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940, as amended nor parties to the proceeding (“disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.
Section 6.5 Advances of Expenses.
The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
Section 6.6 Indemnification Not Exclusive, etc.

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The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.
The advisory agreements and the sub-advisory agreements provide that Touchstone Advisors, Inc. (or a sub-advisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a sub-advisor) of its obligations under the agreement.
Item 16. Exhibits

(1)(a)
Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the Securities and Exchange Commission (“SEC”) on July 31, 1998.

(1)(b)
Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(1)(c)
Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(1)(d)
Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(1)(e)
Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(1)(f)
Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

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(1)(g)
Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(1)(h)
Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(1)(i)
Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(1)(j)
Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(1)(k)
Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(1)(l)
Amendments to Restated Agreement and Declaration of Trust are herein incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(1)(m)
Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(1)(n)
Amendment to Restated Agreement and Declaration of Trust dated July 31, 2013 is herein incorporated by reference to Exhibit (a)(14) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(1)(o)
Amendment to Restated Agreement and Declaration of Trust dated July 9, 2014 is herein incorporated by reference to Exhibit (a)(15) of Post-Effective Amendment No. 108 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 9, 2014.

(1)(p)
Amendment to Restated Agreement and Declaration of Trust dated May 19, 2016 is herein incorporated by reference to Exhibit (a)(16) of Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 28, 2016.

(1)(q)
Amendment to Restated Agreement and Declaration of Trust dated November 17, 2016 is herein incorporated by reference to Exhibit (a)(17) of Post-Effective Amendment No. 152 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2017.

(1)(r)	Amendment to Restated Agreement and Declaration of Trust dated April 18, 2017 is herein incorporated by reference to Exhibit (a)(17) of Post-Effective Amendment No. 154 to Registrant’s

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Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 6, 2017.

(1)(s)
Amendment to Restated Agreement and Declaration of Trust dated June 29, 2017 is herein incorporated by reference to Exhibit (a)(18) of Post-Effective Amendment No. 154 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 6, 2017.

(2)
Amended and Restated By-Laws dated November 19, 2015 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 133 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 28, 2016.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit A to Part A of this Registration Statement.

(5)
Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6)(a)(i)
Advisory Agreement with Touchstone Advisors, Inc. dated May 1, 2000, is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(6)(a)(ii)
Amended Schedule 1 dated February 16, 2018 to the Advisory Agreement dated May 1, 2000 with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 29, 2018.

(6)(a)(iii)
Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(6)(b)
Sub-Advisory Agreement dated October 28, 2017 between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Small Company Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on March 28, 2018.

(6)(d)	Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Russell Implementation Services, Inc. is herein incorporated by reference to Exhibit D to Part A to this Registration Statement.

(7)(a)
Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(7)(b)
Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post- Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

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(8)
Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9)(a)
Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(9)(b)
Amended Schedule of Global Services & Charges to the Custodian Agreement dated February 1, 2013 between the Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-0351), filed with the SEC on April 28, 2017.

(10)(a)(i)
Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class A shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(10)(a)(ii)
Amended Exhibit A to Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class A shares is herein incorporated by reference to Exhibit (m)(1)(i) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on or about March 28, 2018.

(10)(b)(i)
Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class C shares is herein incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(10)(b)(ii)
Amended Exhibit A to Registrant’s Plan of Distribution Pursuant to Rule 12b-1 for Class C shares is herein incorporated by reference to Exhibit (m)(2)(i) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on or about March 28, 2018.

(10)(c)(i)
Amended and Restated Rule 18f-3 Plan dated May 17, 2018 is herein incorporated by reference to Exhibit (n)(1) of Post- Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 29, 2018.

(10)(c)(ii)
Amended Schedule A to the Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 28, 2018.

(11)
Opinion and Consent of Counsel is herein incorporated by reference to Exhibit (11)(a) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225560), filed with the SEC on June 11, 2018.

(12)	Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)(a)
Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(13)(b)(i)
Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

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(13)(b)(ii)
Amended Schedule, dated January 1, 2015, to the Administration Agreement with Touchstone Advisors, Inc., dated February 17, 2006, as amended January 1, 2007, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 24, 2015.

(13)(c)
Amended and Restated Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(13)(d)
Amended and Restated Transfer Agency Agreement with BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(4) of Post- Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2015.

(13)(e)(i)
State Filing Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(13)(e)(ii)
Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit (13)(o) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177), filed with the SEC on October 12, 2012.

(13)(f)
Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(13)(g)(i)
Amended and Restated Expense Limitation Agreement dated July 29, 2013 with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 22, 2014.

(13)(g)(ii)
Amended Schedule A dated July 30, 2017 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(ii) of Post-Effective Amendment No. 162 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 26, 2017.

(13)(g)(iii)
Amended Schedule B to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(iii) of Post-Effective Amendment No. 178 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on or about March 28, 2018.

(13)(g)(iv)
Amended Schedule C, dated April 30, 2018, to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between Touchstone Strategic Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(iv) of Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2018.

(13)(g)(v)	Amendment to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(v) of Post-Effective

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Amendment No. 123 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 31, 2015.

(13)(g)(vi)
Amendment dated August 31, 2017 to the Amended and Restated Expense Limitation Agreement dated July 29, 2013 between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8)(vi) of Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 27, 2018.

(13)(h)
Securities Lending Agency Agreement with Brown Brothers Harriman & Co. dated February 1, 2013 is herein incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on October 25, 2013.

(14)	Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14)(a) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225560), filed with the SEC on June 11, 2018.

(15)	Not applicable.

(16)
Power of Attorney is herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 143 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 30, 2016.

(17)	Form of Proxy Card is herein incorporated by reference to Exhibit (17) of the Registrant’s Registration Statement on Form N-14 (File No. 333-225560), filed with the SEC on June 11, 2018.
Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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SIGNATURES
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio, on the 15th day of October, 2019.

TOUCHSTONE STRATEGIC TRUST By: /s/ Jill McGruder Jill T. McGruder President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated:

/s/ Karen Carnahan Karen Carnahan	Trustee	October 15, 2019
* Phillip R. Cox	Trustee	October 15, 2019
* William C. Gale	Trustee	October 15, 2019
* Susan J. Hickenlooper	Trustee	October 15, 2019
* Kevin A. Robie	Trustee	October 15, 2019
* Edward J. VonderBrink	Trustee	October 15, 2019
/s/ William Zimmer William H. Zimmer III	Trustee	October 15, 2019
/s/ Jill McGruder Jill T. McGruder	Trustee and President	October 15, 2019
/s/ Terrie Wiedenheft Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	October 15, 2019
*By: /s/ Terrie Wiedenheft Terrie A. Wiedenheft (Attorney-in-Fact Pursuant to Power of Attorney filed under Exhibit (16) of Item 16 to Part C of this Registration Statement)

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EXHIBIT INDEX

Exhibit No.	Name of Exhibit

(12)	Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

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